CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 JPY (¥)
Current assets:
Cash and cash equivalents	¥ 1,439,733	¥ 513,621
Time deposits	32,524	38,520
Accounts receivable-trade, net	148,540	337,048
Accounts receivable-other	411,278	428,278
Due from shareholder		8,266
Inventories	7,956	5,511
Prepaid expenses and other current assets	47,193	47,485
Total current assets	2,087,224	1,378,729
Property and equipment, net	235,930	168,955
Goodwill	150,720	78,282
Other intangible assets, net	97,615	77,638
Investments	500	14,044
Long-term accounts receivable-other, net	116,942	106,208
Right-of-use asset - operating lease, net	1,578,828	1,829,968
Lease and guarantee deposits	710,636	769,104
Deferred tax assets, net	655,591	222,505
Deferred offering costs	0	57,509
Other assets	79,480	54,523
Total assets	5,713,466	4,757,465
Current liabilities:
Accounts payable	67,016	122,590
Accrued expenses	889,112	447,974
Short-term borrowings and current portion of long-term borrowings	242,281	371,570
Accrued income taxes	43,198	17,834
Contract liability (current)	172,063	201,559
Advances received	461,665	483,124
Short-term lease liability	658,320	704,024
Other current liabilities	118,933	115,573
Total current liabilities	2,652,588	2,262,689
Long-term borrowings - net of current portion	668,380	150,531
Deposit received	375,463	474,388
Long-term contract liability - net of current portion	333,978	465,077
Long-term lease liability - net of current portion	992,892	1,136,799
Asset retirement obligation	191,192	127,411
Other liabilities	7,716	5,589
Total liabilities	5,222,209
SHAREHOLDERS' EQUITY:
Treasury stock, at cost- 92,500 common shares at December 31, 2020 and 2019	(3,000)	(3,000)
Additional paid-in capital	1,018,146	713,267
Accumulated deficit	(1,703,302)	(705,309)
Total shareholders' equity	491,257	600,058
Total liabilities and shareholders' equity	5,713,466	4,757,465
Common
Current liabilities:
Total liabilities	5,222,209	4,157,407
SHAREHOLDERS' EQUITY:
Common stock, value	1,179,313	595,000
Class A Common
SHAREHOLDERS' EQUITY:
Common stock, value	¥ 100	¥ 100